SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Loss per ordinary share
Loss per ordinary share

Basic and diluted loss per share are computed by dividing the loss for the period by the weighted average number of ordinary shares outstanding for each period.

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for the six months ended June 30, 2021 and 2020 since their effect was anti-dilutive. The total number of ordinary shares which were excluded from the calculation of diluted loss per share was 7,804,106 and 7,613,633 for the six months ended June 30, 2021 and 2020 respectively.

All outstanding options and warrants have been excluded from the calculation of the diluted profit per share for the three months ended June 30, 2021 and 2020 since their effect was anti-dilutive. The total number of ordinary shares which were excluded from the calculation of diluted loss per share was 7,718,887 and 7,864,992 for the three months ended June 30, 2021 and 2020 respectively.